S000012077 [Member] Expense Example - S000012077 [Member]	Aug. 31, 2025 USD ($)
C000122667 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
C000122668 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
C000253719 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
C000032888 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	669
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,707
C000032890 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	939
Expense Example, with Redemption, 10 Years	1,842
C000032893 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
C000094681 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	$ 1,489